SUBSEQUENT EVENTS QUARTERLY	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 6 – SUBSEQUENT EVENTS There have been no material subsequent events through the date the financial statements were available to be issued.